Financial instruments (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Other current financial assets		$ 366,979	$ 289,189
Other non-current financial assets		42,879	14,099
Other financial assets [Member]
Financial instruments [Line Items]
Other current financial assets	[1]	360,941	284,160
Other non-current financial assets	[2]	42,879	14,099
Hedging assets [Member]
Financial instruments [Line Items]
Other current financial assets		0	934
Other non-current financial assets		8,910	7,156
Derivatives [member]
Financial instruments [Line Items]
Other current financial assets	[3]	$ 6,038	$ 4,095

[1]	Relates to term deposits with maturities exceeding 90 days and less than 360 days from the investment date.
[2]	The detail of other financial assets, non-current is as follows:
[3]	Relates to forwards and options that were not classified as hedging instruments (see detail in Note 10.3).